Related Party Transactions - Additional Information (Details) shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 01, 2020 USD ($)	Dec. 31, 2020 USD ($) vessel floating_storage_unit lease shares	Dec. 31, 2019 USD ($) vessel shares	Dec. 31, 2018 USD ($)	May 11, 2020 shares	Sep. 30, 2018
Related Party Transaction [Line Items]
Operating Costs and Expenses		$ 116,396	$ 111,585	$ 117,658
Restructuring charges		0	3,315	1,845
Decrease from purchase of interests	$ 2,200	$ (462)	$ 2,681
Limited Partners - common units issued | shares		87,000	77,500
Voyage revenues		$ 591,103	$ 601,256	510,762
Time-charter hire expenses		23,564	19,994	7,670
Equity income (loss)		$ 72,233	$ 58,819	53,546
Limited Partners - common units issued | shares		87,000	77,500
Advances to affiliates
Related Party Transaction [Line Items]
Operating Costs and Expenses		$ 6,505	$ 6,629	17,852
Restructuring charges		0	400	0
Voyage revenues		37,481	49,257	19,612
Time-charter hire expenses		23,564	19,994	7,670
Equity income (loss)		$ 2,424	1,316	520
Bahrain Spirit
Related Party Transaction [Line Items]
Number of vessels | floating_storage_unit		1
Term of charter contract (in years)		21 years				21 years
Teekay LNG
Related Party Transaction [Line Items]
Limited Partners - common units issued | shares					10,750
Limited Partners - common units issued | shares					10,750
Pan Union Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel		4
Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel		0
Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel		6
Yamal LNG Joint Venture | Advances to affiliates
Related Party Transaction [Line Items]
Equity income (loss)		$ 2,400	1,300	500
Teekay Corporation | Advances to affiliates
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor (in years)		10 years
Teekay Marine Solutions (Bermuda) Ltd. | Advances to affiliates
Related Party Transaction [Line Items]
Voyage revenues			2,000	1,600
Bahrain LNG Joint Venture | Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer		$ 8,700
Voyage revenues			$ 6,500	$ 1,600
Newbuildings | Pan Union Joint Venture | Advances to affiliates
Related Party Transaction [Line Items]
Number of vessels | vessel			4
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | lease		9
LNG Carriers [Member] | Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel		6
LNG Carriers [Member] | Yamal LNG Joint Venture | Advances to affiliates
Related Party Transaction [Line Items]
Number of vessels | vessel		6